CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 36,299		$ (8,839)		$ (65,394)
Non-cash items included in net income (loss):
Depreciation and amortization	89,882		100,334		93,185
Drydock amortization	12,795		17,947		19,719
Impairment loss (recovery)	54,958		6,808		(9,002)
Stock-based compensation charges	22,680		16,593		18,565
Loss from investments in Unconsolidated Affiliates	4,090		21,486		7,848
(Gain) loss on foreign currency, net	(5,984)		6,238		(10,310)
Restructuring expense (gain)	(1,350)		7,473		(2,310)
Loss (gain) on asset disposals	(859)		1,443		(46,201)
Deferred income taxes	(2,695)		3,525		891
Pension (gain) expense	(3,228)		19,821		(4,291)
Debt issuance cost amortization	13,141		12,767		22,915
Other non-cash items	(5,392)		1,269		686
Changes in operating assets and liabilities that provided (used) cash:
Accounts receivable	(89,776)		(82,697)		166,385
Contracts in progress, net of Advance billings on contracts	144,412		(113,338)		(10,695)
Accounts payable	(101,845)		78,646		(154,439)
Accrued and other current liabilities	(37,064)		(33,969)		(2,801)
Pension liability	(1,684)		(1,506)		(1,861)
Income taxes	2,469		1,778		(4,668)
Other assets and liabilities, net	47,330		(507)		(11,262)
Total cash provided by operating activities	178,179		55,272		6,960
Cash flows from investing activities:
Purchases of property, plant and equipment	(228,079)	[1]	(102,851)	[1]	(321,187)	[1]
Investments in unconsolidated affiliates	(5,093)		(7,038)		(2,420)
Proceeds from asset dispositions	2,366		10,724		71,961
Sales and maturities of available-for-sale securities			3,176		12,978
Purchases of available-for-sale securities					(3,695)
Other investing activities			417		(2,706)
Total cash used in investing activities	(230,806)		(95,572)		(245,069)
Cash flows from financing activities:
Repayment of debt	(103,020)		(26,938)		(298,534)
Proceeds from debt					1,328,875
Repurchase of common stock	(4,022)		(1,720)		(1,707)
Payment of debt issuance costs	(8,730)		(170)		(39,112)
Distributions to noncontrolling interests					(6,352)
Issuance of common stock			682		327
Acquisition of noncontrolling interest			(24)		(32,943)
Total cash provided by (used in) financing activities	(115,772)		(28,170)		950,554
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(913)		(2,779)		(1,905)
Net increase (decrease) in cash, cash equivalents and restricted cash	(169,312)		(71,249)		710,540
Cash, cash equivalents and restricted cash at beginning of year	781,645		852,894		142,354
Cash, cash equivalents and restricted cash at end of year	612,333		781,645		852,894
Cash paid during the period for:
Income taxes, net of refunds	37,710		40,560		26,661
Cash paid for interest, net of amounts capitalized	46,693		40,690		28,390
Supplemental Disclosure of Noncash Investing Activities:
Non-cash purchase (sale) of investments in unconsolidated affiliates	(12,377)		$ 2,396
Capital lease					3,407
Supplemental Disclosure of Noncash Financing Activities:
Note payable in connection with noncontrolling interest distribution	5,000
Non-cash acquisition of noncontrolling interest	$ 17,779				$ 11,136

[1]	Total capital expenditures represent expenditures for which cash payments were made during the period. Capital expenditures for 2016, 2015 and 2014 include $4 million, $14 million and $27 million of cash payments for accrued capital expenditures outstanding as of December 31, 2015, 2014 and 2013, respectively.